Employee benefit obligations (Details) - AUD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee benefit obligations [Abstract]
Bonuses	$ 18,142	$ 10,630
Annual leave	4,692	3,282
Long service leave	497	330
Total employee benefit obligations	23,331	14,242
Current	22,834	13,912
Non-current	$ 497	$ 330